Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Summary of taxation charge	Taxation charge

	Note	2023 US$m	2022 US$m Restated(a)	2021 US$m Restated(a)
– Current		5,092	4,851	8,144
– Deferred	15	(1,260)	763	92
Total taxation charge		3,832	5,614	8,236
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.

Summary of prima facie tax reconciliation	Prima facie tax reconciliation

	2023 US$m	2022 US$m Restated(a)	2021 US$m Restated(a)
Profit before taxation(b)	13,785	18,662	30,833

Prima facie tax payable at UK rate of 23.5% (2022: 19%; 2021: 19%)(c)	3,239	3,546	5,858
Higher rate of taxation of 30% on Australian earnings (2022: 30%; 2021: 30%)	835	1,550	2,598
Other tax rates applicable outside the UK and Australia	(2)	(17)	103
Tax effect of profit from equity accounted units, related impairments and expenses(b)	(159)	(109)	(198)
Impact of changes in tax rates	(173)	(11)	—
Resource depletion allowances	(11)	(40)	(52)
Recognition of previously unrecognised deferred tax assets(d)	(157)	(261)	(212)
Write-down of previously recognised deferred tax assets(e)	—	932	—
Utilisation of previously unrecognised deferred tax assets(f)	(10)	(37)	(200)
Unrecognised current year operating losses(g)	567	212	107
Deferred tax arising on internal sale of assets in Canadian operations(h)	(364)	—	—
Adjustments in respect of prior periods(i)	31	(222)	40
Other items	36	71	192
Total taxation charge	3,832	5,614	8,236
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(c)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 31% (2022: 29% 2021: 29%).
(d)The recognition of previously unrecognised deferred tax assets in 2023 and 2022 relates primarily to Oyu Tolgoi where reaching sustainable underground production has reduced the risk of tax losses expiring if not recovered against taxable profits within eight years. In the comparative period to 31 December 2021 the recognition of previously unrecognised deferred tax assets also included the recognition of prior year deferred tax assets in our Australian Aluminium business.
(e)The write-down of previously recognised deferred tax assets in the prior year relates to deferred tax assets of our US businesses. The enactment of the US Inflation Reduction Act of 2022 in
August included a new Corporate Alternative Minimum Tax (CAMT) regime which applies a minimum tax rate of 15% on accounting profits. As a result of the new legislation, which does not give relief for some Federal deferred tax assets, the deferred tax assets previously recognised have been written down. This amount has been restated from US$820 million as previously reported to
US$932 million to reflect the adoption of narrow-scope amendments to IAS 12 referred to in footnote (a).
(f)In 2021, the utilisation of previously unrecognised deferred tax assets arose due to higher than forecast profits in the year at Oyu Tolgoi.
(g)Unrecognised current year operating losses include tax losses around the Group, including increases in closure estimates in 2023, for which no tax benefit is currently recognised due to uncertainty regarding whether suitable taxable profits will be earned in future to obtain value for the tax losses.
(h)During the year the Canadian aluminium business completed an internal sale of assets which resulted in the utilisation of previously unrecognised capital losses and an uplift in the tax depreciable value of assets on which a deferred tax asset of US$364 million is recognised.
(i)In the year to 31 December 2022, adjustments in respect of prior periods includes amounts related to the settlement of all tax disputes with the Australian Tax Office for the years 2010 to 2021.

Summary of tax relating to components of other comprehensive income or loss

	2023 US$m	2022 US$m	2021 US$m
Tax on fair value movements:
– Cash flow hedge fair value gains	1	21	62
Tax credit/(charge) on re-measurement gains/(losses) on pension and post-retirement healthcare plans	152	(123)	(305)
Deferred tax relating to components of other comprehensive income for the year (note 15)	153	(102)	(243)